DEBT (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
DEBT
Long-term debt, current portion		CAD 98,933
Long-term debt	CAD 1,223,682	1,037,997
Total debt	1,223,682	1,136,930
Fees paid to extend the facility		600	CAD 700
Bank credit facility
DEBT
Long-term debt	86,543	CAD 79,917
Unsecured, covenant-based bank credit facility	CAD 800,000
Basis points over bankers' acceptance rates (as a percent)	2.05%
Standby fees on undrawn portion of the facility as a percentage on drawn pricing	20.00%
Fees paid to extend the facility	CAD 300
Weighted average interest rate (as a percent)	2.20%	2.80%
Bank credit facility | Minimum
DEBT
Basis points over bankers' acceptance rates (as a percent)	1.50%
Bank credit facility | Maximum
DEBT
Basis points over bankers' acceptance rates (as a percent)	3.15%
Senior notes
DEBT
Long-term debt, current portion		CAD 98,933
Long-term debt	CAD 1,137,139	CAD 958,080